Significant Accounting Judgements, Estimates and Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 322,921	$ 79,272	[1]	$ 16,034	[1]
Development costs	$ 34,000	43,000
Warrant term	5 years
Value-Base Care Agreements
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 220,900	$ 26,000		$ 0

[1]	Restated to reflect reclassification of certain expense items described in Note 2.